Vessels, Port Terminals and Other Fixed Assets, Net (Tables)	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Vessels, Port Terminals and Other Fixed Assets, net

Vessels, Port Terminals and Other Fixed Assets, net	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2021	$1,392,629	$(442,627)	$950,002
Additions	4,622	(26,201)	(21,579)
Balance June 30, 2022	$1,397,251	$(468,828)	$928,423